Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING VARIABLE TRUST
Entity Central Index Key	0001081402
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000090341
Shareholder Report [Line Items]
Fund Name	VT Discovery All Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
AssetsNet	$ 53,236,094
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 127,210
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$53,236,094
# of portfolio holdings	68
Portfolio turnover rate	39%
Total advisory fees paid	$127,210

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	41.0
Industrials	22.6
Communication services	10.8
Consumer discretionary	10.2
Health care	8.8
Financials	2.8
Consumer staples	2.5
Energy	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	9.5
Alphabet, Inc. Class A	7.4
Broadcom, Inc.	5.4
Apple, Inc.	4.3
Amazon.com, Inc.	4.2
KLA Corp.	2.9
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.7
Eli Lilly & Co.	2.2
UL Solutions, Inc. Class A	2.1
Carpenter Technology Corp.	2.0

C000090342
Shareholder Report [Line Items]
Fund Name	VT Discovery All Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[2]
AssetsNet	$ 53,236,094
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 127,210
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$53,236,094
# of portfolio holdings	68
Portfolio turnover rate	39%
Total advisory fees paid	$127,210

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	41.0
Industrials	22.6
Communication services	10.8
Consumer discretionary	10.2
Health care	8.8
Financials	2.8
Consumer staples	2.5
Energy	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	9.5
Alphabet, Inc. Class A	7.4
Broadcom, Inc.	5.4
Apple, Inc.	4.3
Amazon.com, Inc.	4.2
KLA Corp.	2.9
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.7
Eli Lilly & Co.	2.2
UL Solutions, Inc. Class A	2.1
Carpenter Technology Corp.	2.0

C000019816
Shareholder Report [Line Items]
Fund Name	VT Discovery SMID Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Discovery SMID Cap Growth Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$62	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.13%	[3]
AssetsNet	$ 159,795,117
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 529,274
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$159,795,117
# of portfolio holdings	77
Portfolio turnover rate	58%
Total advisory fees paid	$529,274

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	32.9
Information technology	23.5
Health care	22.6
Consumer discretionary	11.5
Financials	4.3
Utilities	2.1
Real estate	1.6
Communication services	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Carpenter Technology Corp.	3.0
Guardant Health, Inc.	2.5
MACOM Technology Solutions Holdings, Inc.	2.5
Viavi Solutions, Inc.	2.5
Affirm Holdings, Inc.	2.3
Modine Manufacturing Co.	2.2
Talen Energy Corp.	2.1
Xometry, Inc. Class A	2.0
Casella Waste Systems, Inc. Class A	2.0
Liberty Live Holdings, Inc. Class C	1.9

C000019811
Shareholder Report [Line Items]
Fund Name	VT Index Asset Allocation Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Index Asset Allocation Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[4]
AssetsNet	$ 68,661,339
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 168,910
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$68,661,339
# of portfolio holdings	597
Portfolio turnover rate	7%
Total advisory fees paid	$168,910

Holdings [Text Block]

EQUITY SECTOR ALLOCATION (% OF EQUITY INVESTMENTS)

Table Summary
Information technology	38.0
Financials	11.8
Communication services	9.7
Consumer discretionary	9.3
Industrials	8.9
Health care	8.9
Consumer staples	4.6
Energy	3.0
Utilities	2.2
Real estate	1.8
Materials	1.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
1-3 years	40.6
3-5 years	18.7
5-10 years	20.1
10-20 years	20.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	4.5
Apple, Inc.	3.9
Microsoft Corp.	2.6
Amazon.com, Inc.	2.2
Alphabet, Inc. Class A	1.9
U.S. Treasury Notes, 4.38%, 5‑15‑2034	1.7
U.S. Treasury Notes, 0.50%, 10‑31‑2027	1.7
U.S. Treasury Notes, 0.63%, 5‑15‑2030	1.7
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.7
Broadcom, Inc.	1.6

C000103128
Shareholder Report [Line Items]
Fund Name	VT Opportunity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Opportunity Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[5]
AssetsNet	$ 160,588,360
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 474,981
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$160,588,360
# of portfolio holdings	75
Portfolio turnover rate	23%
Total advisory fees paid	$474,981

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.3
Industrials	13.8
Financials	12.4
Communication services	11.3
Consumer discretionary	10.1
Health care	9.7
Utilities	2.6
Real estate	1.9
Materials	1.9
Energy	1.6
Consumer staples	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Alphabet, Inc. Class C	6.5
Amazon.com, Inc.	5.7
Apple, Inc.	4.9
NVIDIA Corp.	4.7
Microsoft Corp.	4.6
Meta Platforms, Inc. Class A	3.6
Texas Instruments, Inc.	2.7
Broadcom, Inc.	2.7
Mastercard, Inc. Class A	2.6
Regal Rexnord Corp.	2.2

C000019825
Shareholder Report [Line Items]
Fund Name	VT Opportunity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Opportunity Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$52	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[6]
AssetsNet	$ 160,588,360
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 474,981
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$160,588,360
# of portfolio holdings	75
Portfolio turnover rate	23%
Total advisory fees paid	$474,981

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.3
Industrials	13.8
Financials	12.4
Communication services	11.3
Consumer discretionary	10.1
Health care	9.7
Utilities	2.6
Real estate	1.9
Materials	1.9
Energy	1.6
Consumer staples	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Alphabet, Inc. Class C	6.5
Amazon.com, Inc.	5.7
Apple, Inc.	4.9
NVIDIA Corp.	4.7
Microsoft Corp.	4.6
Meta Platforms, Inc. Class A	3.6
Texas Instruments, Inc.	2.7
Broadcom, Inc.	2.7
Mastercard, Inc. Class A	2.6
Regal Rexnord Corp.	2.2

C000101966
Shareholder Report [Line Items]
Fund Name	VT Small Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Small Cap Growth Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$51	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.91%	[7]
AssetsNet	$ 335,164,370
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,170,408
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$335,164,370
# of portfolio holdings	86
Portfolio turnover rate	37%
Total advisory fees paid	$1,170,408

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	35.8
Information technology	24.2
Health care	23.9
Financials	6.5
Consumer discretionary	4.3
Consumer staples	3.0
Utilities	1.8
Energy	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Modine Manufacturing Co.	2.4
Semtech Corp.	2.3
Construction Partners, Inc. Class A	2.3
Ligand Pharmaceuticals, Inc.	2.2
Legence Corp. Class A	2.1
BrightSpring Health Services, Inc.	2.1
Glaukos Corp.	2.1
Casella Waste Systems, Inc. Class A	2.1
Guardant Health, Inc.	2.1
Xometry, Inc. Class A	2.1

C000019826
Shareholder Report [Line Items]
Fund Name	VT Small Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Small Cap Growth Fund for the period from January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$65	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.16%	[8]
AssetsNet	$ 335,164,370
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,170,408
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$335,164,370
# of portfolio holdings	86
Portfolio turnover rate	37%
Total advisory fees paid	$1,170,408

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	35.8
Information technology	24.2
Health care	23.9
Financials	6.5
Consumer discretionary	4.3
Consumer staples	3.0
Utilities	1.8
Energy	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Modine Manufacturing Co.	2.4
Semtech Corp.	2.3
Construction Partners, Inc. Class A	2.3
Ligand Pharmaceuticals, Inc.	2.2
Legence Corp. Class A	2.1
BrightSpring Health Services, Inc.	2.1
Glaukos Corp.	2.1
Casella Waste Systems, Inc. Class A	2.1
Guardant Health, Inc.	2.1
Xometry, Inc. Class A	2.1

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized